Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000
Previously Paid Amount	0.00
Total Fee Amount	174.00
Total Offset Amount	0.00
Net Fee	174.00
Narrative - Max Aggregate Offering Price	$ 2,000,000
Final Prospectus	true